FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2010

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich         New York, NY                February 14, 2011
---------------------        -------------               ------------------
[Signature]                 [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            19
                                                   --

Form 13F Information Table Value Total:       $119,771 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                December 31, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
AMERICAN STS WTR CO          COM         029899101   11,452      332,229   SH         Sole                332,229
AMERICAN WTR WKS CO INC
   NEW                       COM         030420103    6,694      264,686   SH         Sole                264,686
AMERON INTL INC.             COM         030710107    1,815       23,760   SH         Sole                 23,760
CADIZ INC.                   COM NEW     127537207    6,099      490,286   SH         Sole                490,286
CALIFORNIA WTR SVC GROUP     COM         130788102   10,177      273,065   SH         Sole                273,065
COMPANHIA DE SANEAMENTO      SPONSORED
   BASI                      ADR         20441A102    1,776       33,579   SH         Sole                 33,579
CONSOLIDATED WATER CO INC.   ORD         G23773107    2,801      305,490   SH         Sole                305,490
ENERGY RECOVERY INC.         COM         29270J100    1,903      520,056   SH         Sole                520,056
HECKMANN CORP                COM         422680108   14,941    2,970,444   SH         Sole              2,970,444
ITRON INC.                   COM         465741106   19,033      343,248   SH         Sole                343,248
ITT CORP NEW                 COM         450911102   12,036      230,974   SH         Sole                230,974
MUELLER INDS INC.            COM         624756102      837       25,602   SH         Sole                 25,602
MUELLER WTR PRODS INC.       COM SER A   624758108    9,549    2,289,974   SH         Sole              2,289,974
NORTHWEST PIPE CO            COM         667746101   10,771      448,242   SH         Sole                448,242
PENNICHUCK CORP              COM NEW     708254206    2,246       82,100   SH         Sole                 82,100
SJW CORP                     COM         784305104    3,610      136,381   SH         Sole                136,381
TETRA TECH INC NEW           COM         88162G103    1,084       43,260   SH         Sole                 43,260
TRI-TECH HOLDING INC.        SHS         G9103F106    2,213      205,650   SH         Sole                205,650
VEOLIA ENVIRONNEMENT         SPONSORED
                             ADR         92334N103      734       25,000   SH         Sole                 25,000




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